Note 11 - Stock and Employee Benefit Plans 1 (Details Textual) - Pieris Pharmaceuticals, Inc. [Member] - USD ($) $ / shares in Units, $ in Millions					12 Months Ended
	Jun. 21, 2023	Jun. 20, 2023	Jun. 22, 2022	Jun. 25, 2021	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2024	Dec. 31, 2020	Jun. 23, 2020
Common Stock, Capital Shares Reserved for Future Issuance (in shares)					9,375
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)					46,677	38,498
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Weighted Average Grant Date Fair Value (in dollars per share)					$ 97.34	$ 230.29
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant (in shares)					116,060
Stock Issued During Period, Shares, Employee Stock Purchase Plans (in shares)					1,933	2,268
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount					$ 4.3
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)					2 years 2 months 26 days
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Purchase Price of Common Stock, Percent					85.00%
Employee Director And Consultant Equity Incentive Plan2020 [Member]
Common Stock, Capital Shares Reserved for Future Issuance (in shares)		184,375		71,875					43,750
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Additional Shares Authorized (in shares)	75,000	75,000	37,500	28,125
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period (Year)						10 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)					46,677
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant (in shares)							333,145	19,746